UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2021

Eaton Vance

VT Floating-Rate Income Fund

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Initial Class at NAV	05/02/2001	05/02/2001	2.35%	8.87%	3.85%	3.40%
ADV Class at NAV	04/15/2014	05/02/2001	2.36	9.02	4.11	3.57
Institutional Class at NAV	05/02/2016	05/02/2001	2.62	9.50	4.43	3.73

S&P/LSTA Leveraged Loan Index	—	—	3.28%	11.65%	4.98%	4.38%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class

				1.20%	0.95%	0.67%

Fund Profile

Top 10 Issuers (% of total investments)4

TransDigm, Inc.	1.1%

Ziggo B.V.	0.9

Epicor Software Corporation	0.9

Asurion, LLC	0.9

Altice France S.A.	0.9

Hyland Software, Inc.	0.8

Mallinckrodt International Finance S.A.	0.7

CSC Holdings, LLC	0.7

Informatica, LLC	0.7

Ultimate Software Group, Inc. (The)	0.7

Total	8.3%

Credit Quality (% of bond and loan holdings)5

Top 10 Sectors (% of total investments)4

Electronics/Electrical	18.2%

Business Equipment and Services	9.0

Health Care	8.3

Chemicals and Plastics	4.2

Building and Development	4.0

Cable and Satellite Television	3.9

Industrial Equipment	3.7

Drugs	3.7

Telecommunications	3.2

Automotive	3.2

Total	61.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,023.50	$5.87	1.17%
ADV Class	$1,000.00	$1,023.60	$4.62	0.92%
Institutional Class	$1,000.00	$1,026.20	$3.22	0.64%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.00	$5.86	1.17%
ADV Class	$1,000.00	$1,020.20	$4.61	0.92%
Institutional Class	$1,000.00	$1,021.60	$3.21	0.64%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.5%
Security	Principal Amount (000’s omitted)	Value

Debt Obligations — 1.5%

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.00%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	$1,000	$991,498

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.876%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	2,001,328

Kayne CLO 11, Ltd., Series 2021-11A, Class E, 6.416%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	2,002,710

Palmer Square CLO, Ltd., Series 2015-1A, Class DR4, 6.625%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	1,000,461

Riserva CLO, Ltd., Series 2016-3A, Class ERR, 6.69%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	2,255,697

Total Asset-Backed Securities (identified cost $8,253,000)		$8,251,694

Common Stocks — 0.8%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(4)(5)	24	$265,473

		$265,473

Automotive — 0.0%(6)

Dayco Products, LLC(4)(5)	15,250	$45,750

		$45,750

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(4)(5)	3,059	$183,540

		$183,540

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(4)(5)	30,229	$559,237

		$559,237

Containers and Glass Products — 0.0%(6)

LG Newco Holdco, Inc.(4)(5)	33,758	$73,846

		$73,846

Electronics / Electrical — 0.1%

Skillsoft Corp.(4)(5)	66,843	$668,430

		$668,430

Security	Shares	Value

Health Care — 0.2%

Akorn Holding Company, LLC, Class A(4)(5)	58,449	$918,134

		$918,134

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., Class A(4)(5)	2,056	$41,291

		$41,291

Oil and Gas — 0.0%(6)

AFG Holdings, Inc.(3)(4)(5)	17,136	$189,353

Fieldwood Energy, Inc.(3)(4)(5)	5,122	0

McDermott International, Ltd.(4)(5)	103,251	50,593

RDV Resources, Inc., Class A(4)(5)	10,680	1,869

Sunrise Oil & Gas, Inc., Class A(4)(5)	7,468	2,240

		$244,055

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(4)(5)	19,512	$51,512

Cumulus Media, Inc., Class A(4)(5)	24,069	352,611

iHeartMedia, Inc., Class A(4)(5)	8,298	223,465

		$627,588

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, LLC(3)(4)(5)	17,912	$0

Phillips Pet Holding Corp.(3)(4)(5)	285	111,529

		$111,529

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$277,606

		$277,606

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	36,023	$287,103

		$287,103

Total Common Stocks (identified cost $5,338,849)		$4,303,582

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(4)(5)	5,114	$460,254

Total Convertible Preferred Stocks (identified cost $268,481)		$460,254

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 7.8%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$266,388

Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	135	152,955

		$419,343

Air Transport — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	$1,275	$1,351,500

5.75%, 4/20/29(1)	950	1,028,375

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	611,911

United Airlines, Inc.:

4.375%, 4/15/26(1)	325	336,840

4.625%, 4/15/29(1)	325	336,781

		$3,665,407

Automotive — 0.2%

Clarios Global, L.P.:

6.25%, 5/15/26(1)	$293	$312,502

6.75%, 5/15/25(1)	180	192,148

Tenneco, Inc., 5.125%, 4/15/29(1)	675	694,538

		$1,199,188

Building and Development — 0.2%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$256,526

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	300	324,331

SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	332,719

		$913,576

Business Equipment and Services — 1.0%

Allied Universal Holdco, LLC, 6.625%, 7/15/26(1)	$575	$610,351

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)	2,000	2,007,780

Garda World Security Corp., 4.625%, 2/15/27(1)	700	704,910

Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	616,849

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	175	190,535

9.25%, 4/15/25(1)	225	268,140

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,000	1,045,350

		$5,443,915

Security	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 1.3%

Altice France S.A.:

5.125%, 1/15/29(1)	$100	$100,701

5.125%, 7/15/29(1)	4,175	4,200,676

5.50%, 1/15/28(1)	400	415,580

7.375%, 5/1/26(1)	440	458,119

Ziggo B.V., 5.50%, 1/15/27(1)	1,997	2,079,976

		$7,255,052

Chemicals and Plastics — 0.0%(6)

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$253,620

		$253,620

Containers and Glass Products — 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)	$450	$447,445

		$447,445

Cosmetics / Toiletries — 0.0%(6)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$101,647

		$101,647

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$370,060

		$370,060

Drugs — 0.5%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	$275	$281,806

5.50%, 11/1/25(1)	575	590,669

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	1,125	1,103,906

Jazz Securities DAC, 4.375%, 1/15/29(1)	650	674,733

		$2,651,114

Ecological Services and Equipment — 0.3%

GFL Environmental, Inc.:

4.25%, 6/1/25(1)	$475	$495,924

5.125%, 12/15/26(1)	1,000	1,060,980

		$1,556,904

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 0.8%

CommScope, Inc., 6.00%, 3/1/26(1)	$2,000	$2,113,900

Imola Merger Corp., 4.75%, 5/15/29(1)	1,325	1,364,750

LogMeIn, Inc., 5.50%, 9/1/27(1)	375	388,894

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	550	574,216

		$4,441,760

Entertainment — 0.0%(6)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$200	$215,805

		$215,805

Financial Intermediaries — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$397,000

		$397,000

Food Products — 0.2%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$750	$855,937

		$855,937

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$800	$823,140

		$823,140

Health Care — 0.3%

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	$175	$183,227

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,698,031

		$1,881,258

Industrial Equipment — 0.1%

Clark Equipment Company, 5.875%, 6/1/25(1)	$100	$105,875

Madison IAQ, LLC, 4.125%, 6/30/28(1)	650	657,312

		$763,187

Leisure Goods / Activities / Movies — 0.0%(6)

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	$200	$217,503

		$217,503

Machinery — 0.1%

Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$369,250

		$369,250

Security	Principal Amount (000’s omitted)	Value

Oil and Gas — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	$150	$156,574

7.00%, 6/15/25(1)	1,025	1,069,403

		$1,225,977

Radio and Television — 0.6%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$567,700

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	200	206,457

5.25%, 8/15/27(1)	150	157,110

6.375%, 5/1/26	47	50,011

8.375%, 5/1/27	85	91,222

Univision Communications, Inc.:

4.50%, 5/1/29(1)	650	656,377

5.125%, 2/15/25(1)	1,500	1,534,883

		$3,263,760

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$587,386

		$587,386

Retailers (Except Food and Drug) — 0.0%(6)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$104,000

		$104,000

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$402,259

		$402,259

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 6/30/28(1)	$825	$833,547

		$833,547

Telecommunications — 0.4%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$500	$518,455

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,251,031

Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	737,830

		$2,507,316

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.2%

Calpine Corp.:

4.50%, 2/15/28(1)	$250	$255,313

5.25%, 6/1/26(1)	700	722,025

		$977,338

Total Corporate Bonds (identified cost $42,919,524)		$44,143,694

Exchange-Traded Funds — 0.6%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	76,000	$3,518,040

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,518,040

Preferred Stocks — 0.0%(6)
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(3)(4)(5)	839	$0

		$0

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., 15.00% (PIK)(4)(5)	971	$101,955

		$101,955

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)	494	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)	2,012	0

		$0

Total Preferred Stocks (identified cost $162,891)		$101,955

Senior Floating-Rate Loans — 86.8%(7)
Borrower/Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 2.2%

AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	$492	$492,731

Borrower/Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense (continued)

Dynasty Acquisition Co., Inc.:

Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$1,140	$1,111,719

Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,121	2,067,278

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(8)	133	132,553

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)	170	139,688

Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25	249	251,082

TransDigm, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 8/22/24	3,017	2,983,606

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/30/25	3,417	3,369,748

WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	2,238	2,194,245

		$12,742,650

Air Transport — 0.7%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	$650	$678,437

Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28	775	772,417

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	1,025	1,095,549

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,275	1,348,153

		$3,894,556

Automotive — 3.1%

Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/8/28	$575	$576,497

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	1,213	1,211,723

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	750	756,094

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	574	572,368

Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(9)	1,105	928,953

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(9)	507	504,303

Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,635	2,616,433

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23	$1,592	$1,559,440

Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23	744	712,380

Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	425	427,391

Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	398	397,684

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.09%, (1 mo. USD LIBOR + 2.00%), 3/7/25	1,325	1,313,406

Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	2,313	2,319,158

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	475	476,262

Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25	818	811,199

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	440	440,592

TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	424	426,057

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	1,272	1,273,579

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	525	526,933

		$17,850,452

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	$597	$598,959

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	525	527,625

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	825	825,442

		$1,952,026

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,022	$2,029,345

Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28	1,297	1,293,778

		$3,323,123

Building and Development — 4.0%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28	$1,250	$1,245,702

Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	$157	$157,749

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	325	329,063

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	348	348,468

APi Group DE, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,045	1,044,478

Beacon Roofing Supply, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 4/23/28	675	672,469

Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25	729	713,328

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	823	823,966

CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	698	697,377

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,772	2,772,971

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	523	519,745

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	750	745,848

Groupe Solmax, Inc., Term Loan, 6/28/28(10)	600	600,750

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	274	274,708

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/19/26	765	771,052

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	400	398,458

Quikrete Holdings, Inc.:

Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 2/1/27	2,132	2,114,962

Term Loan, 5/12/28(10)	1,600	1,589,400

RE/MAX International, Inc.:

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23	1,870	1,872,467

Term Loan, 6/24/28(10)	1,175	1,175,000

SRS Distribution, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	725	725,283

U.S. Concrete, Inc., Term Loan, 5/26/28(10)	250	250,313

White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	2,044	2,048,928

WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	1,073	1,075,201

		$22,967,686

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 8.5%

Adtalem Global Education, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/11/25	$291	$289,787

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	948	944,598

Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	1,468	1,474,208

AppLovin Corporation, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25	3,762	3,761,435

Artera Services, LLC, Term Loan, 3/6/25(10)	775	772,578

ASGN Incorporated, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/2/25	574	574,578

Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27	720	718,263

Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25	729	729,679

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	1,659	1,634,130

Camelot U.S. Acquisition 1 Co., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,330	1,326,426

CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	3,782	3,786,452

Ceridian HCM Holding, Inc., Term Loan, 2.594%, (1 week USD LIBOR + 2.50%), 4/30/25	2,067	2,039,439

CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23	160	159,294

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	1,485	1,493,787

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	2,450	2,443,111

First Advantage Holdings, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 1/31/27	935	932,223

Garda World Security Corporation, Term Loan, 4.35%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,452	1,460,794

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	1,397	1,424,430

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	499	500,531

IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25	1,460	1,464,687

Intrado Corporation:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24	216	210,030

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	943	924,083

IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,740	3,746,338

Iron Mountain, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/2/26	629	617,870

Borrower/Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	$449	$447,613

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27	1,571	1,574,990

KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	853	841,137

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/21/27	248	243,900

Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/1/28	450	450,000

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28	1,275	1,275,797

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24	1,029	1,004,050

Nielsen Consumer, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 3/6/28	449	450,278

Osmose Utilities Services, Inc., Term Loan, 6/23/28(10)	500	499,062

PGX Holdings, Inc., Term Loan, 10.50%, (3 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23	348	332,316

Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28	288	287,511

Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27	820	823,309

Sabre GLBL, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	249	250,849

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28	700	700,000

Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27	467	471,169

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	2,569	2,573,378

Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	648	649,903

Teneo Holdings, LLC, Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), 7/11/25	199	197,186

Trans Union, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/16/26	1,100	1,094,052

TTF Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/24/28	300	300,375

Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23	149	149,408

WEX, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/31/28	299	297,613

		$48,342,647

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 2.8%

Altice France S.A., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$488	$487,399

Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	2,063	2,049,468

CSC Holdings, LLC:

Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/17/25	3,479	3,442,283

Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/15/27	926	919,354

Mediacom Illinois, LLC, Term Loan, 1.85%, (1 week USD LIBOR + 1.75%), 2/15/24	35	35,005

Numericable Group S.A., Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25	2,316	2,284,546

UPC Broadband Holding B.V., Term Loan, 2.323%, (1 mo. USD LIBOR + 2.25%), 4/30/28	625	618,192

UPC Financing Partnership, Term Loan, 3.073%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,050	2,040,176

Virgin Media Bristol, LLC:

Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,200,309

Term Loan, 3.353%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	749,707

		$15,826,439

Chemicals and Plastics — 4.3%

Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27	$424	$426,057

Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	925	921,387

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 6/1/24	1,464	1,455,959

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	274	275,513

CPC Acquisition Corp., Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 12/29/27	1,397	1,397,373

Element Solutions, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/31/26	561	560,701

Ferro Corporation:

Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24	108	107,972

Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24	110	110,319

Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24	130	129,665

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	444	444,068

Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27	1,318	1,312,066

Borrower/Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	$161	$162,124

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	1,525	1,523,809

Lonza Group AG, Term Loan, 4/29/28(10)	875	876,531

LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27	1,249	1,253,433

Messer Industries GmbH, Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26	883	878,077

Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,818	2,803,999

PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(9)	992	985,696

PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/26/28	1,250	1,250,000

Ravago Holdings America, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 2/18/28	150	149,064

Rohm Holding GmbH, Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26	570	571,885

Solenis Holdings, LLC, Term Loan, 4.135%, (3 mo. USD LIBOR + 4.00%), 6/26/25	2,227	2,229,018

Starfruit Finco B.V., Term Loan, 3.133%, (USD LIBOR + 2.75%), 10/1/25(9)	1,449	1,439,951

Trinseo Materials Operating S.C.A.:

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,321	1,308,665

Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 5/3/28	575	571,586

Tronox Finance, LLC, Term Loan, 2.63%, (USD LIBOR + 2.50%), 3/13/28(9)	1,191	1,185,668

		$24,330,586

Conglomerates — 0.2%

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	$1,075	$1,078,628

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24	133	133,678

		$1,212,306

Containers and Glass Products — 1.5%

Berry Global, Inc., Term Loan, 1.827%, (1 mo. USD LIBOR + 1.75%), 7/1/26	$682	$677,892

BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,353	1,322,576

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)

Flex Acquisition Company, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	$2,416	$2,409,642

Libbey Glass, Inc., Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25	1,032	1,074,870

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(9)	1,213	1,215,366

Reynolds Group Holdings, Inc.:

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/23	342	341,631

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26	896	890,836

TricorBraun Holdings, Inc.:

Term Loan, 3.267%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(8)	69	68,424

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	306	304,203

		$8,305,440

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$746	$741,986

		$741,986

Drugs — 3.4%

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$687	$709,426

Albany Molecular Research, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24	149	149,698

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26	184	183,828

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	2,087	2,056,519

Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	331	329,650

Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,847	2,838,912

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	174	174,851

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	736	739,103

Grifols Worldwide Operations USA, Inc., Term Loan, 2.088%, (1 week USD LIBOR + 2.00%), 11/15/27	3,017	2,990,606

Horizon Therapeutics USA, Inc.:

Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26	668	665,663

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28	1,297	1,291,887

Borrower/Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 4/21/28	$1,125	$1,130,525

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	4,109	3,987,578

Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	388	377,965

Padagis, LLC, Term Loan, 6/30/28(10)	600	594,000

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	998	997,438

		$19,217,649

Ecological Services and Equipment — 0.6%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	$1,343	$1,339,276

GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	1,260	1,262,280

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	348	350,916

US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26	197	197,472

		$3,149,944

Electronics / Electrical — 18.2%

Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$27	$26,923

Applied Systems, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	3,850	3,847,181

Aptean, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26	1,583	1,581,035

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	525	527,188

Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	1,641	1,643,438

Banff Merger Sub, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/2/25	4,085	4,065,885

Buzz Merger Sub, Ltd., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	33	33,508

Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25	780	785,373

CentralSquare Technologies, LLC, Term Loan, 8/29/25(10)	500	469,250

Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	374	374,250

Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25	382	381,499

CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26	2,124	2,117,750

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Constant Contact, Inc.:

Term Loan, 4.75%, 2/10/28(8)	$244	$242,997

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	906	904,487

Cornerstone OnDemand, Inc., Term Loan, 3.341%, (1 mo. USD LIBOR + 3.25%), 4/22/27	1,054	1,055,332

Cvent, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 11/29/24	746	737,750

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	875	878,008

DG Investment Intermediate Holdings 2, Inc.:

Term Loan, 4.32%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28(8)	260	260,812

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28	1,240	1,245,376

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	1,075	1,077,352

ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	697	699,112

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,882	1,896,133

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	654	654,055

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	5,251	5,249,910

EverCommerce, Inc., Term Loan, 6/14/28(10)	200	200,500

EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	338	338,383

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	4,129	4,068,255

Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27	396	397,485

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	3,636	3,652,210

GlobalLogic Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27	496	497,723

Go Daddy Operating Company, LLC:

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 2/15/24	1,001	994,480

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 8/10/27	718	714,361

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	4,513	4,528,356

IGT Holding IV AB, Term Loan, 3/31/28(10)	1,100	1,104,125

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	372	373,847

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	698	700,287

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Informatica, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/25/27	$4,370	$4,349,963

Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28	299	298,313

LogMeIn, Inc., Term Loan, 4.827%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,119	1,118,559

MA FinanceCo., LLC:

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	331	328,060

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	1,349	1,369,176

Magenta Buyer, LLC:

Term Loan, 5/3/28(10)	2,725	2,727,919

Term Loan - Second Lien, 5/3/29(10)	725	719,563

Marcel LUX IV S.a.r.l.:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/15/26	1,666	1,663,918

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	61	61,486

Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/28/28	625	626,094

Maxlinear, Inc., Term Loan, 6/17/28(10)	600	599,437

Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26	1,201	1,204,089

N-Able International Holdings II, LLC, Term Loan, 4/15/28(10)	300	300,000

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	375	376,172

PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(9)	374	374,296

Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,775	1,782,059

Proofpoint, Inc., Term Loan, 6/9/28(10)	1,850	1,842,195

ProQuest, LLC, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 10/23/26	923	923,529

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	898	894,243

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,700	1,697,238

Recorded Books, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 4.00%), 8/29/25	1,188	1,191,155

Redstone Buyer, LLC:

Term Loan, 0.00%, 4/27/28(8)	422	422,199

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28	1,078	1,078,738

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	2,236	2,215,469

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

SkillSoft Corporation:

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	$345	$348,667

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	1,139	1,141,959

SolarWinds Holdings, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,893	3,851,586

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	249	249,268

SurveyMonkey, Inc., Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), 10/10/25	891	888,115

Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	1,072	1,074,725

Tech Data Corporation, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/25	794	796,184

Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28	499	499,748

Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,940	1,935,467

TTM Technologies, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 9/28/24	428	427,495

Uber Technologies, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25	2,588	2,589,626

Ultimate Software Group, Inc. (The):

Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,326	1,328,678

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	2,953	2,958,759

Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25	909	912,366

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	449	451,119

Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,697	1,671,512

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	1,613	1,627,348

Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28	625	624,375

VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,313	3,301,205

Vungle, Inc., Term Loan, 5.604%, (1 mo. USD LIBOR + 5.50%), 9/30/26	491	493,399

		$103,660,087

Equipment Leasing — 0.5%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,493	$1,491,189

Borrower/Description	Principal Amount (000’s omitted)	Value

Equipment Leasing (continued)

Avolon TLB Borrower 1 (US), LLC: (continued)

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	$1,119	$1,120,843

		$2,612,032

Financial Intermediaries — 2.2%

Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$1,808	$1,809,236

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	3,500	3,498,359

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(11)	1,375	280,219

Edelman Financial Center, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/7/28	1,300	1,302,708

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	194	193,258

FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25	579	577,616

Focus Financial Partners, LLC:

Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24	597	591,793

Term Loan, 6/24/28(10)	136	135,654

Term Loan, 6/24/28(10)	589	587,835

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	992	971,854

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	371	370,322

LPL Holdings, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,476	1,463,809

Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26	723	718,704

Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	276	276,030

		$12,777,397

Food Products — 1.9%

Alphabet Holding Company, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$1,938	$1,938,426

B&G Foods, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/10/26	290	290,633

Froneri International, Ltd., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27	1,510	1,489,273

H Food Holdings, LLC:

Term Loan, 3.792%, (1 mo. USD LIBOR + 3.69%), 5/23/25	558	555,005

Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/23/25	366	365,168

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/18/25	$1,593	$1,587,558

JBS USA LUX S.A., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/1/26	4,147	4,142,019

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	248	248,748

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24	212	213,841

		$10,830,671

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,197	$1,181,779

IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	2,015	2,015,925

Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28	450	451,687

		$3,649,391

Food / Drug Retailers — 0.0%(6)

Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28	$200	$199,999

		$199,999

Forest Products — 0.3%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26	$108	$107,977

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	1,200	1,204,126

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	250	250,625

		$1,562,728

Health Care — 8.2%

ADMI Corp., Term Loan, 12/23/27(10)	$475	$474,926

Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	521	518,824

athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26	2,315	2,330,609

Avantor Funding, Inc.:

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24	352	353,027

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27	1,244	1,245,927

Bayou Intermediate II, LLC, Term Loan, 5/13/28(10)	525	527,625

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25	$752	$693,333

Cano Health, LLC, Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	550	551,264

CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	798	803,736

CeramTec AcquiCo GmbH, Term Loan, 2.885%, (3 mo. USD LIBOR + 2.75%), 3/7/25	812	794,861

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	544	543,559

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/1/24	362	362,327

Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26	1,537	1,539,740

Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,551	3,049,672

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	175	175,582

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	1,566	1,564,914

GHX Ultimate Parent Corporation, Term Loan, 6/28/24(10)	1,500	1,502,813

Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	1,571	1,575,077

Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25	1,210	1,211,034

IQVIA, Inc.:

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/7/24	553	550,827

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/17/25	873	869,669

Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	787	790,429

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/12/28	299	298,938

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	2,731	2,725,990

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(8)	57	57,109

Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(9)	1,227	1,230,174

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/2/28	39	38,744

Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,568	1,573,042

Ortho-Clinical Diagnostics S.A., Term Loan, 3.089%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,101	1,101,366

Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28	350	351,531

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25	$124	$124,834

Phoenix Guarantor, Inc.:

Term Loan, 3.341%, (1 mo. USD LIBOR + 3.25%), 3/5/26	953	947,749

Term Loan, 3.573%, (1 mo. USD LIBOR + 3.50%), 3/5/26	872	866,957

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	698	697,564

Radiology Partners, Inc., Term Loan, 4.325%, (1 mo. USD LIBOR + 4.25%), 7/9/25	2,000	2,002,222

RadNet, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/22/28	2,750	2,750,000

Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	1,469	1,461,539

Signify Health, LLC, Term Loan, 6/16/28(10)	250	249,688

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	375	374,180

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	1,322	1,327,478

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24	2,143	2,085,885

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	1,804	1,793,945

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	973	979,920

Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,715	1,722,197

		$46,790,827

Home Furnishings — 0.9%

Ai Aqua Merger Sub, Inc.:

Term Loan, 6/16/28(10)	$139	$139,367

Term Loan, 6/16/28(10)	1,111	1,114,931

Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	475	483,609

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	881	891,255

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	2,913	2,789,561

		$5,418,723

Industrial Equipment — 3.8%

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$1,181	$1,183,911

Borrower/Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28	$350	$349,927

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	961	966,229

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	677	667,013

Clark Equipment Company, Term Loan, 1.982%, (3 mo. USD LIBOR + 1.84%), 5/18/24	781	776,205

CPM Holdings, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 11/17/25	1,450	1,441,724

Delachaux Group S.A., Term Loan, 4.686%, (3 mo. USD LIBOR + 4.50%), 4/16/26	368	366,581

DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	600	601,147

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	373	375,224

Dynacast International, LLC, Term Loan, 7/19/25(10)	869	872,752

Engineered Machinery Holdings, Inc.:

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24	1,626	1,626,536

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24	244	244,969

Filtration Group Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25	223	223,848

Gardner Denver, Inc.:

Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	1,135	1,123,521

Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/1/27	891	892,485

Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26	672	672,471

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28	250	248,516

Hayward Industries, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/12/28	525	524,672

Hillman Group, Inc. (The):

Term Loan, 2/24/28(10)	46	46,365

Term Loan, 2/24/28(10)	229	228,348

Ingersoll-Rand Services Company, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	963	953,270

LTI Holdings, Inc.:

Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,388	1,371,330

Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26	147	147,559

Term Loan, 7/24/26(10)	150	150,000

Term Loan, 7/24/26(10)	225	225,000

Madison IAQ, LLC, Term Loan, 6/21/28(10)	1,000	1,001,750

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	$1,245	$1,204,962

Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24	163	162,764

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28	375	374,453

Titan Acquisition Limited, Term Loan, 3.167%, (3 mo. USD LIBOR + 3.00%), 3/28/25	2,177	2,142,311

Vertical Midco GmbH, Term Loan, 4.478%, (3 mo. USD LIBOR + 4.25%), 7/30/27	299	300,165

		$21,466,008

Insurance — 2.7%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$368	$364,170

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25	466	462,183

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	595	596,545

AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27	370	371,778

AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27	646	643,713

Asurion, LLC:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,325	1,319,247

Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,985	2,954,452

Term Loan - Second Lien, 5.354%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	938,835

Hub International Limited, Term Loan, 2.926%, (3 mo. USD LIBOR + 2.75%), 4/25/25	2,170	2,148,343

NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,862	1,838,282

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	645	646,254

USI, Inc.:

Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,024	2,007,874

Term Loan, 3.397%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,010	1,001,790

		$15,293,466

Leisure Goods / Activities / Movies — 2.6%

Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,425	$1,410,291

Borrower/Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Carnival Corporation, Term Loan, 6/30/25(10)	$275	$281,961

ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,769	1,703,182

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	1,699	1,500,635

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26	1,083	949,006

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)	389	492,228

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,684	1,679,862

Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	519,531

Playtika Holding Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,866	1,860,423

SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(9)	198	198,512

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25	139	138,434

Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,731	2,635,655

UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26	1,164	1,163,517

		$14,533,237

Lodging and Casinos — 1.4%

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24	$1,136	$1,128,221

Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23	2,071	2,057,878

Great Canadian Gaming Corp., Term Loan, 11/1/26(10)	400	401,062

GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24	798	795,569

Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(10)	650	651,117

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	1,535	1,478,222

Stars Group Holdings B.V. (The), Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 7/10/25	1,661	1,667,386

		$8,179,455

Nonferrous Metals / Minerals — 0.1%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	$298	$300,040

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25	$241	$241,227

		$541,267

Oil and Gas — 1.9%

Ameriforge Group, Inc.:

Term Loan, 12.544%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(8)	$70	$38,559

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	555	304,989

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	93	92,539

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27	166	169,887

Centurion Pipeline Company, LLC, Term Loan, 4.095%, (1 mo. USD LIBOR + 4.00%), 9/28/25	149	147,198

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	197	195,517

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,789	2,815,352

CQP Holdco, L.P., Term Loan, 6/5/28(10)	1,475	1,471,082

Delek US Holdings, Inc.:

Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/31/25	1,964	1,921,234

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	420	422,048

Fieldwood Energy, LLC:

DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(8)	112	114,074

Term Loan, 0.00%, 4/11/22(11)	761	395,590

ITT Holdings, LLC, Term Loan, 7/30/28(10)	300	300,000

Lealand Finance Company B.V., Term Loan, 4.093%, (1 mo. USD LIBOR + 4.00%), 1.093% cash, 3.00% PIK, 6/30/25	239	109,763

Prairie ECI Acquiror L.P., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 3/11/26	250	243,645

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	1,279	1,269,568

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	186	95,562

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	48	46,902

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	51	47,204

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	59	45,691

Borrower/Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

UGI Energy Services, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/13/26	$760	$761,636

		$11,008,040

Publishing — 0.7%

Adevinta ASA, Term Loan, 11/4/27(10)	$675	$676,371

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	794	795,002

Ascend Learning, LLC:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	837	837,437

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	223	223,801

Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	1,304	1,305,373

LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(11)	448	17,343

		$3,855,327

Radio and Television — 2.1%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	$271	$271,930

Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	1,245	771,188

Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	450	446,424

iHeartCommunications, Inc.:

Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	487	483,033

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26	248	247,655

Mission Broadcasting, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 5/26/28	275	274,622

Nexstar Broadcasting, Inc.:

Term Loan, 2.345%, (1 mo. USD LIBOR + 2.25%), 1/17/24	1,050	1,047,481

Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,039	3,035,625

Sinclair Television Group, Inc.:

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,479	1,467,412

Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,817	1,802,362

Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,305	1,300,659

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	$148	$147,556

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	533	534,907

		$11,830,854

Retailers (Except Food and Drug) — 1.9%

Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(11)	$854	$35,940

BJ’s Wholesale Club, Inc., Term Loan, 2.073%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,048	1,048,916

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	424	424,765

David’s Bridal, Inc.:

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	230	228,600

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	271	248,221

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	739	739,499

Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	3,162	3,184,986

Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	1,868	1,870,667

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	2,375	2,379,453

Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)	53	42,394

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(3)(11)	58	46,412

Protective Industrial Products, Inc., Term Loan, 4.75%, (1 week USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	325	325,711

		$10,575,564

Steel — 0.5%

Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	$600	$600,375

Neenah Foundry Company, Term Loan, 10.00%, (USD LIBOR + 9.00%, Floor 1.00%), 12/13/22(9)	447	413,740

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	648	646,848

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(9)	149	148,877

Zekelman Industries, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,211	1,199,808

		$3,009,648

Borrower/Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.6%

Hertz Corporation, (The):

Term Loan, 6/14/28(10)	$147	$145,949

Term Loan, 6/14/28(10)	778	774,426

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	1,468	1,471,661

PODS, LLC, Term Loan, 3/31/28(10)	600	599,708

XPO Logistics, Inc., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 2/24/25	450	448,492

		$3,440,236

Telecommunications — 2.9%

Avaya, Inc., Term Loan, 4.073%, (1 mo. USD LIBOR + 4.00%), 12/15/27	$125	$125,586

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	3,122	3,085,602

Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24	1,393	1,340,327

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	120	119,850

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26	234	216,829

Intelsat Jackson Holdings S.A.:

DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	533	539,937

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	500	507,917

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	1,300	1,327,788

IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(3)	596	496,235

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,279,069

Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	1,224	1,224,640

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	726	720,032

Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,525	3,495,136

		$16,478,948

Utilities — 0.5%

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	$143	$145,149

USIC Holdings, Inc., Term Loan, 5/12/28(10)	1,500	1,499,766

Vistra Operations Company, LLC, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 12/31/25	997	991,114

		$2,636,029

Total Senior Floating-Rate Loans (identified cost $497,336,279)		$494,207,424

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(6)
Security	Shares	Value

Entertainment — 0.0%(6)

Cineworld Group PLC, Exp. 11/23/25(4)(5)	118,649	$59,004

		$59,004

Health Care — 0.0%(6)

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	16	$16,128

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)	898	0

		$16,128

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	3,427	$0

		$0

Total Warrants (identified cost $0)		$75,132

Miscellaneous — 0.0%
Security	Shares	Value

Oil and Gas — 0.0%

Paragon Offshore Finance Company, Class A(3)(4)(5)	1,168	$0

Paragon Offshore Finance Company, Class B(3)(4)(5)	584	0

Total Miscellaneous (identified cost $12,702)		$0

Short-Term Investments — 7.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(13)	42,367,750	$42,367,750

Total Short-Term Investments (identified cost $42,367,750)		$42,367,750

Total Investments — 105.0% (identified cost $600,160,796)		$597,429,525

Less Unfunded Loan Commitments — (0.2)%		$(1,092,289)

Net Investments — 104.8% (identified cost $599,068,507)		$596,337,236

Other Assets, Less Liabilities — (4.8)%		$(27,111,511)

Net Assets — 100.0%		$569,225,725

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $52,254,155 or 9.2% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Amount is less than 0.05%.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2021, the total value of unfunded loan commitments is $1,090,274. See Note 1F for description.

(9)

The stated interest rate represents the weighted average interest rate at June 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.

(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Fixed-rate loan.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $556,700,757)	$553,969,486

Affiliated investment, at value (identified cost, $42,367,750)	42,367,750

Cash	5,707,687

Interest receivable	1,644,079

Dividends receivable from affiliated investment	2,466

Receivable for investments sold	201,224

Receivable for Fund shares sold	694,569

Prepaid upfront fees on notes payable	69,370

Prepaid expenses	11,028

Total assets	$604,667,659

Liabilities

Payable for investments purchased	$34,561,458

Payable for Fund shares redeemed	120,195

Distributions payable	9,533

Payable to affiliates:

Investment adviser fee	267,142

Distribution fees	115,397

Trustees’ fees	6,285

Payable for shareholder servicing fees	180,340

Accrued expenses	181,584

Total liabilities	$35,441,934

Net Assets	$569,225,725

Sources of Net Assets

Paid-in capital	$593,863,010

Accumulated loss	(24,637,285)

Total	$569,225,725

Initial Class Shares

Net Assets	$565,300,526

Shares Outstanding	62,073,449

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.11

ADV Class Shares

Net Assets	$3,924,188

Shares Outstanding	430,526

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.11

Institutional Class Shares

Net Assets	$1,011

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.11

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Interest and other income	$10,459,448

Dividends (net of foreign taxes, $3,919)	262,073

Dividends from affiliated investment	16,067

Total investment income	$10,737,588

Expenses

Investment adviser fee	$1,509,084

Distribution fees

Initial Class	651,699

Shareholder servicing fees

Initial Class	640,926

ADV Class	4,560

Trustees’ fees and expenses	10,817

Custodian fee	99,784

Transfer and dividend disbursing agent fees	5,933

Legal and accounting services	47,107

Printing and postage	8,794

Interest expense and fees	84,396

Miscellaneous	13,203

Total expenses	$3,076,303

Net investment income	$7,661,285

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,268,813

Investment transactions — affiliated investment	(280)

Net realized gain	$1,268,533

Change in unrealized appreciation (depreciation) —

Investments	$3,288,129

Net change in unrealized appreciation (depreciation)	$3,288,129

Net realized and unrealized gain	$4,556,662

Net increase in net assets from operations	$12,217,947

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$7,661,285	$17,865,681

Net realized gain (loss)	1,268,533	(19,038,699)

Net change in unrealized appreciation (depreciation)	3,288,129	4,945,910

Net increase in net assets from operations	$12,217,947	$3,772,892

Distributions to shareholders —

Initial Class	$(7,602,202)	$(17,686,717)

ADV Class	(59,066)	(180,207)

Institutional Class	(17)	(38)

Total distributions to shareholders	$(7,661,285)	$(17,866,962)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$108,988,082	$147,658,882

ADV Class	2,080,169	1,520,676

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	7,597,864	17,681,301

ADV Class	59,025	180,125

Cost of shares redeemed

Initial Class	(51,235,195)	(297,255,047)

ADV Class	(2,361,560)	(3,765,820)

Net increase (decrease) in net assets from Fund share transactions	$65,128,385	$(133,979,883)

Net increase (decrease) in net assets	$69,685,047	$(148,073,953)

Net Assets

At beginning of period	$499,540,678	$647,614,631

At end of period	$569,225,725	$499,540,678

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Financial Highlights

	Initial Class

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.030		$9.150	$8.920	$9.270	$9.260	$8.800

Income (Loss) From Operations

Net investment income(1)	$0.131		$0.291	$0.393	$0.352	$0.303	$0.314

Net realized and unrealized gain (loss)	0.080		(0.122)	0.230	(0.352)	0.012	0.460

Total income from operations	$0.211		$0.169	$0.623	$—	$0.315	$0.774

Less Distributions

From net investment income	$(0.131)		$(0.289)	$(0.393)	$(0.350)	$(0.305)	$(0.314)

Total distributions	$(0.131)		$(0.289)	$(0.393)	$(0.350)	$(0.305)	$(0.314)

Net asset value — End of period	$9.110		$9.030	$9.150	$8.920	$9.270	$9.260

Total Return(2)(3)	2.35	%(4)	2.00%	7.08%	(0.07)%	3.44%	8.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$565,301		$495,426	$641,189	$712,486	$642,315	$626,950

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.17	%(5)	1.20%	1.19%	1.17%	1.17%	1.18%

Net investment income	2.91	%(5)	3.33%	4.31%	3.79%	3.26%	3.48%

Portfolio Turnover	22	%(4)	33%	29%	30%	41%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$9.040		$9.160	$8.920	$9.280	$9.270	$8.810

Income (Loss) From Operations

Net investment income(1)	$0.143		$0.316	$0.414	$0.374	$0.328	$0.337

Net realized and unrealized gain (loss)	0.070		(0.125)	0.242	(0.360)	0.010	0.460

Total income from operations	$0.213		$0.191	$0.656	$0.014	$0.338	$0.797

Less Distributions

From net investment income	$(0.143)		$(0.311)	$(0.416)	$(0.374)	$(0.328)	$(0.337)

Total distributions	$(0.143)		$(0.311)	$(0.416)	$(0.374)	$(0.328)	$(0.337)

Net asset value — End of period	$9.110		$9.040	$9.160	$8.920	$9.280	$9.270

Total Return(2)(3)	2.36	%(4)	2.26%	7.47%	0.07%	3.70%	9.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,924		$4,114	$6,424	$4,324	$4,031	$2,532

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.92	%(5)	0.95%	0.94%	0.92%	0.92%	0.94%

Net investment income	3.18	%(5)	3.60%	4.53%	4.03%	3.53%	3.73%

Portfolio Turnover	22	%(4)	33%	29%	30%	41%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	Period Ended December 31, 2016(1)

Net asset value — Beginning of period	$9.030		$9.150	$8.920	$9.270	$9.270	$9.010

Income (Loss) From Operations

Net investment income(2)	$0.156		$0.343	$0.441	$0.396	$0.342	$0.240

Net realized and unrealized gain (loss)	0.079		(0.119)	0.230	(0.341)	0.002	0.266

Total income from operations	$0.235		$0.224	$0.671	$0.055	$0.344	$0.506

Less Distributions

From net investment income	$(0.155)		$(0.344)	$(0.441)	$(0.405)	$(0.344)	$(0.246)

Total distributions	$(0.155)		$(0.344)	$(0.441)	$(0.405)	$(0.344)	$(0.246)

Net asset value — End of period	$9.110		$9.030	$9.150	$8.920	$9.270	$9.270

Total Return(3)(4)	2.62	%(5)	2.64%	7.65%	0.52%	3.77%	5.68	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1	$1	$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.64	%(6)	0.67%	0.67%	0.68%	0.68%	0.69	%(6)

Net investment income	3.45	%(6)	3.92%	4.83%	4.27%	3.69%	3.95	%(6)

Portfolio Turnover	22	%(5)	33%	29%	30%	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

27

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $26,855,587 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $4,034,836 are short-term and $22,820,751 are long-term.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$599,279,933

Gross unrealized appreciation	$5,748,832

Gross unrealized depreciation	(8,691,529)

Net unrealized depreciation	$(2,942,697)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% from $1 billion but less than $2 billion, 0.500% from $2 billion but less than $5 billion and 0.480% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended June 30, 2021, the investment adviser fee amounted to $1,509,084 or 0.575% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2021 amounted to $651,699. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2021, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $640,926 and $4,560 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $178,208,935 and $111,203,406, respectively, for the six months ended June 30, 2021.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	11,992,040	17,040,036

Issued to shareholders electing to receive payments of distributions in Fund shares	836,012	2,023,238

Redemptions	(5,633,752)	(34,266,422)

Net increase (decrease)	7,194,300	(15,203,148)

ADV Class	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Sales	228,601	173,796

Issued to shareholders electing to receive payments of distributions in Fund shares	6,489	20,593

Redemptions	(259,810)	(440,709)

Net decrease	(24,720)	(246,320)

There were no transactions in Institutional Class shares for the six months ended June 30, 2021 and the year ended December 31, 2020.

At June 30, 2021, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 69.1%.

8  Credit Facility

The Fund participates with other portfolios managed by EVM and its affiliates in a $650 million ($750 million prior to March 8, 2021) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 7, 2022. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or the London Interbank Offered Rate (LIBOR), plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $49,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2021 is $69,370 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2021.

9  Investments in Affiliated Funds

At June 30, 2021, the value of the Fund’s investment in affiliated funds was $42,367,750, which represents 7.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$21,593,096	$132,912,335	$(112,137,401)	$(280)	$—	$42,367,750	$16,067	42,367,750

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$8,251,694	$—	$8,251,694

Common Stocks	1,237,418	1,935,100	1,131,064	4,303,582

Convertible Preferred Stocks	—	460,254	—	460,254

Corporate Bonds	—	44,143,694	—	44,143,694

Exchange-Traded Funds	3,518,040	—	—	3,518,040

Preferred Stocks	—	101,955	0	101,955

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	492,390,406	724,729	493,115,135

Warrants	—	59,004	16,128	75,132

Miscellaneous	—	—	0	0

Short-Term Investments	—	42,367,750	—	42,367,750

Total Investments	$4,755,458	$589,709,857	$1,871,921	$596,337,236

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2021 is not presented.

11  Risks and Uncertainties

Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on LIBOR, which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

42,399,396.590	1,900,551.282	1,998,260.023	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021